1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com __________________________ STEPHEN T. COHEN +1 202 261 3304 Direct +1 202 261 3024 Fax

July 29, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Weitz Funds (File Nos. 333-107797 and 811-21410)

Ladies and Gentlemen:

On behalf of The Weitz Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 28 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purpose of reflecting, among other things: (i) registering shares for the Weitz Core Plus Income Fund; (ii) registering “Institutional Class” shares for the Weitz Value Fund and the Weitz Partners Value Fund; (iii) implementing changes to the management fees for the Weitz Value Fund and the Weitz Partners Value Fund; (iv) implementing changes to the administrative and service agreements; (v) eliminating the prior service and distribution plan adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended, for the Weitz Partners III Opportunity Fund and the Weitz Short-Intermediate Income Fund; (vi) adopting a new shareholder administrative services plan for the Weitz Value Fund, Weitz Partners Value Fund, Weitz Partners III Opportunity Fund, and Weitz Short-Intermediate Income Fund; (vii) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; and (viii) filing the required exhibits.  This filing is also being made to incorporate comments from the staff of the Securities and Exchange Commission (“SEC”) on post-effective amendment No. 27 to the Trust’s registration statement.  The Trust notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

No fee is required in connection with this filing.  On behalf of the Trust, we hereby certify that the enclosed post-effective amendment to the Trust’s registration statement does not contain disclosures that would render it ineligible to be filed under Rule 485(b).

Securities and Exchange Commission July 29, 2014 Page 2

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen